FAIR VALUE MEASUREMENTS (Details) - Nonrecurring - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Assignment of interest in certain properties	$ 166,449
Period after grant date used to determine fair market values of shares	30 days
Embedded derivative liability	$ 309,181	$ 381,216	$ 0